Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents net loss per share and related information:

	Group
Basic and diluted loss per share	June 30, 2022	June 30, 2021	June 30, 2020
Net (loss) attributable to common shareholders	$(127,562,000)	$(63,091,853)	$(34,444,303)
Weighted average number of shares
Basic and diluted - common shares	126,814,171	99,915,563	97,565,239
Basic and diluted net loss per share	$(1.01)	$(0.58)	$(0.33)
Basic and diluted - C shares		8,047,417	8,047,417
Basic and diluted net loss per share		$(0.58)	$(0.33)
The Loss per share as previously reported was calculated on the following basis:

	Group
Basic and diluted loss per share	June 30, 2021	June 30, 2020
Net (loss) attributable to common shareholders	$(58,389,069)	$(31,819,734)
Weighted average number of shares – Basic and diluted	67,892,971	66,295,918
Basic and diluted net loss per share – common shareholders	$(0.86)	$(0.48)
Net loss attributable to class C shareholders	$(4,702,784)	$(2,624,569)
Weighted average number of class C shares	5,468,249	5,468,249
Basic and diluted net loss per share – class C shareholders	$(0.86)	$(0.48)